SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2022	$ (9,507)
Other comprehensive income before reclassifications	(3,704)
Amounts reclassified from AOCI	2,055
Other comprehensive loss	(1,649)	$ (1,439)	$ 598
Balance as of December 31, 2022	(11,156)	(9,507)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2022	731
Other comprehensive income before reclassifications	(4,057)
Amounts reclassified from AOCI	2,055
Other comprehensive loss	(2,002)
Balance as of December 31, 2022	(1,271)	731
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2022	(10,238)
Other comprehensive income before reclassifications	353
Amounts reclassified from AOCI	0
Other comprehensive loss	353
Balance as of December 31, 2022	$ (9,885)	$ (10,238)